Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014
Assets classified as level 3	$ 8,652
Assets classified as level 3, Purchases	27,522
Assets classified as level 3, Earnings	9,581	[1]
Assets classified as level 3	45,503
Liabilities classified as level 3	8,652
Liabilities classified as level 3, Purchases	27,522
Liabilities classified as level 3, Earnings	9,581	[1]
Liabilities classified as level 3	45,503
Derivative
Assets classified as level 3	8,652
Assets classified as level 3, Purchases	27,522
Assets classified as level 3, Earnings	9,581	[1]
Assets classified as level 3	45,503
Liabilities classified as level 3	8,652
Liabilities classified as level 3, Purchases	27,522
Liabilities classified as level 3, Earnings	9,581	[1]
Liabilities classified as level 3	$ 45,503

[1]	Included in earnings is realized gains and losses on embedded derivatives.